Debt And Other Long-Term Liabilities (Schedule Of Term Loan Repayments) (Details) (Term Loan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Term Loan [Member]
Debt Instrument [Line Items]
Amount paid in 2011 and 2012	$ 15,313
2013	15,312
2014	19,687
2015	21,875
2016	102,813
Total Term Loan	$ 175,000